Premises and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
Premises and Equipment, Net

Premises and equipment, net, are summarized as follows for the dates indicated:

	December 31,
	2013	2012
Land	$5,471,503	$5,471,503
Buildings And Improvements	17,635,363	17,591,652
Furniture And Equipment	10,395,793	10,684,296
Construction In Progress	206,163	77,058
Total Premises And Equipment	33,708,822	33,824,509
Less Accumulated Depreciation	(16,465,432)	(15,906,612)
Total Premises And Equipment, Net	$17,243,390	$17,917,897

Depreciation expense for the year ended December 31, 2013, the nine months ended December 31, 2012, and for the year ended March 31, 2012 was $1.2 million, $1.1 million, and $1.5 million, respectively. The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2013, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2014	$416,435
2015	358,451
2016	260,909
2017	222,762
2018	128,360
Thereafter	1,028,198
Total Future Minimum Payments	$2,415,115

Total rental expense amounted to $415,000, $306,000, and $401,000 for the year ended December 31, 2013, for the nine months ended December 31, 2012 and for the year ended March 31, 2012, respectively.  Four lease agreements with monthly expenses of $6,593, $800, $8,571, and $9,075 have multiple renewal options totaling 30, 10, 35, and 10 years, respectively.